Convertible Preferred Shares (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended	50 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			50 Months Ended		0 Months Ended
	May 05, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Convertible Preferred Shares [Member]	May 05, 2011 Convertible Preferred Shares [Member]	Jun. 22, 2007 Series A Convertible Preferred Shares [Member]	Dec. 31, 2013 Series A Convertible Preferred Shares [Member]	Dec. 31, 2010 Series A Convertible Preferred Shares [Member]	Dec. 15, 2007 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2013 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares [Member]	Apr. 26, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2013 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 07, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2013 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2013 Common Shares [Member]	May 05, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	May 05, 2011 Class B Common Shares [Member]
Convertible Preferred Shares [Line Items]
Convertible preferred shares, shares new issued								33,250,000			34,926,471					29,687,500					16,773,301
Purchase price of shares new issued								$ 3,325,000			$ 12,500,000					$ 17,000,000					$ 14,120,000
Issue price per share								$ 0.1000		$ 0.1000	$ 0.3580				$ 0.3580	$ 0.5726				$ 0.5726	$ 0.8418		$ 0.8418
Direct equity issuance costs								83,000			100,000					21,000					5,000
Preferred shares, par value per share						$ 0.0001
Shares issued to investor from Taiwan, shares																					2,613,560
Shares issued to investor from Taiwan, value																					2,200,000
Receivable from investor from Taiwan																							2,200,000
Conversion ratio, from convertible preferred share to common share																								1			1
Convertible preferred shares, description of conversion term						Each preferred share is automatically be converted into common shares at the then effective applicable conversion price, upon (i) the closing of a Qualified IPO, or (ii) the written consent of holders of more than fifty percent (50%) of the outstanding Preferred Shares of each class with respect to conversion of each class.
Qualified IPO, minimum offering proceeds (before deduction of fees, commissions or expenses)		40,000,000
Qualified IPO, minimum market valuation		200,000,000
Qualified IPO, minimum price per share		$ 1.00
Reserved common shares for conversion of preferred shares																										114,637,272
Convertible preferred shares, liquidation preference terms						In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount per share equal to 100% of the original purchase price plus all dividends accrued, or declared and unpaid.
Distribution of remaining assets to shareholders, maximum multiple of original purchase price									500.00%
Beginning date of redemption												Beginning on or after fourth anniversary following the issuance of the Series B Preferred Shares					Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares					Beginning on or after fourth anniversary following the issuance of the Series C-1 Preferred Shares
Convertible preferred shares, description of redemption price per share												Redemption price equal to the original purchase price of Series B Preferred Shares x (1.10) N plus all declared but unpaid dividends. "N" means a fraction the numerator of which is the number of calendar days between the original Series B issue date and the date when the Series B Preferred Shares are redeemed and the denominator of which is 365.					Redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends.					Redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends.
Convertible preferred shares, dividends payment terms						Each Preferred Shares holder is entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the original issue price and (ii) the dividend that would be paid with respect to the Common Shares into which the Preferred Shares could be converted.
Dividends declared on preferred and common shares							0																		0
Accretion of redeemable convertible preferred shares													$ 0	$ 533,000	$ 1,529,000			$ 0	$ 2,000	$ 4,000
Class B common shares issued for conversion of convertible preferred shares	114,637,272
Preferred shares, outstanding		0	0	0	114,637,272					33,250,000					34,926,471					29,687,500			16,773,301